CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Disclosure of cash and cash equivalents
The following table presents cash and cash equivalents:

	At December 31,
	2023	2022
	(€ thousand)
Cash and bank balances	1,121,981	1,388,901
Cash and cash equivalents	1,121,981	1,388,901
The following table sets forth an analysis of the currencies in which the Group’s cash and cash equivalents were denominated at December 31, 2023 and 2022.

	At December 31,
	2023	2022
	(€ thousand)
Euro	894,509	1,181,354
U.S. Dollar	96,663	70,261
Chinese Yuan	80,716	95,835
Pound Sterling	19,706	9,453
Other currencies	30,387	31,998
Total	1,121,981	1,388,901